CONSOLIDATED BALANCE SHEET - USD ($) $ in Millions	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Non-current assets
Intangible assets, net	$ 33,477	$ 33,193	$ 33,083	$ 31,717
Property, plant and equipment, net	109,403	109,462	108,916	104,174
Equity affiliates: investments and loans	32,800	31,256	30,457	30,425
Other investments	1,740	1,895	1,543	1,190
Non-current financial assets	2,469	2,308	2,395	2,494
Deferred income taxes	3,568	3,165	3,418	3,649
Other non-current assets	4,235	4,328	4,313	2,573
Total non-current assets	187,692	185,607	184,125	176,222
Current assets
Inventories, net	20,189	20,229	19,317	18,785
Accounts receivable, net	20,647	24,198	23,442	22,163
Other current assets	20,014	20,615	20,821	23,111
Current financial assets	6,823	6,319	6,585	6,725
Cash and cash equivalents	23,211	25,640	27,263	25,572
Assets classified as held for sale	912	525	2,101	8,441
Total current assets	91,796	97,526	99,529	104,797
Total assets	279,488	283,133	283,654	281,019
Shareholders' equity
Common shares	7,577	7,548	7,616	7,850
Paid-in surplus and retained earnings	130,688	129,937	126,857	123,511
Currency translation adjustment	(14,415)	(14,167)	(13,701)	(12,859)
Treasury shares	(6,471)	(4,909)	(4,019)	(4,820)
Total shareholders' equity - TotalEnergies share	117,379	118,409	116,753	113,682
Non-controlling interests	2,648	2,734	2,700	2,770
Total shareholders' equity	120,027	121,143	119,453	116,452
Non-current liabilities
Deferred income taxes	12,461	11,878	11,688	11,237
Employee benefits	1,819	1,941	1,993	1,872
Provisions and other non-current liabilities	20,295	20,961	21,257	21,295
Non-current financial debt	42,526	38,053	40,478	40,427
Total non-current liabilities	77,101	72,833	75,416	74,831
Current liabilities
Accounts payable	36,449	37,647	41,335	32,853
Other creditors and accrued liabilities	33,442	32,949	36,727	38,609
Current borrowings	11,271	17,973	9,590	15,542
Other current financial liabilities	461	481	446	443
Liabilities directly associated with the assets classified as held for sale	737	107	687	2,289
Total current liabilities	82,360	89,157	88,785	89,736
Total liabilities & shareholders' equity	$ 279,488	$ 283,133	$ 283,654	$ 281,019